LVIP Nomura Mid Cap Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.08%
Aerospace & Defense–2.61%
Curtiss-Wright Corp.	19,000	$12,941,280
L3Harris Technologies, Inc.	39,750	13,719,712
		26,660,992
Automobile Components–0.57%
†Aptiv PLC	83,590	5,804,490
		5,804,490
Banks–3.92%
Citizens Financial Group, Inc.	182,900	10,968,513
Columbia Banking System, Inc.	470,650	12,909,929
Old National Bancorp	573,650	12,677,665
Webster Financial Corp.	50,400	3,498,768
		40,054,875
Building Products–1.16%
Johnson Controls International PLC	90,895	11,902,700
		11,902,700
Capital Markets–3.50%
Affiliated Managers Group, Inc.	40,250	11,137,175
Raymond James Financial, Inc.	91,725	13,280,863
State Street Corp.	90,050	11,396,728
		35,814,766
Chemicals–1.17%
†Axalta Coating Systems Ltd.	168,650	4,671,605
Celanese Corp.	111,600	7,339,932
		12,011,537
Communications Equipment–1.40%
†Ciena Corp.	37,000	14,364,510
		14,364,510
Construction & Engineering–3.09%
AECOM	102,200	8,668,604
†MasTec, Inc.	39,250	12,628,295
Quanta Services, Inc.	18,740	10,288,635
		31,585,534
Construction Materials–1.18%
Vulcan Materials Co.	44,300	12,062,890
		12,062,890
Consumer Finance–2.23%
Ally Financial, Inc.	296,650	11,637,579
Synchrony Financial	163,600	11,128,072
		22,765,651
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.96%
Kroger Co.	121,800	$8,813,448
†U.S. Foods Holding Corp.	121,600	11,212,736
		20,026,184
Containers & Packaging–1.75%
Amcor PLC	177,596	7,059,441
Crown Holdings, Inc.	108,400	10,867,100
		17,926,541
Electric Utilities–4.57%
Edison International	160,250	11,727,095
NRG Energy, Inc.	74,900	10,945,886
OGE Energy Corp.	179,700	8,618,412
Xcel Energy, Inc.	194,100	15,419,304
		46,710,697
Electrical Equipment–3.79%
AMETEK, Inc.	64,750	13,879,810
†Nextpower, Inc. Class A	67,326	8,116,149
Regal Rexnord Corp.	89,500	16,759,770
		38,755,729
Electronic Equipment, Instruments & Components–3.88%
†Flex Ltd.	170,191	11,140,703
†Keysight Technologies, Inc.	51,580	14,564,645
TD SYNNEX Corp.	82,850	13,977,623
		39,682,971
Financial Services–1.80%
Corebridge Financial, Inc.	339,600	8,102,856
Global Payments, Inc.	154,000	10,364,200
		18,467,056
Food Products–1.36%
Hershey Co.	39,450	8,201,261
Tyson Foods, Inc. Class A	88,600	5,676,602
		13,877,863
Ground Transportation–0.95%
JB Hunt Transport Services, Inc.	25,200	5,339,880
†Saia, Inc.	12,500	4,391,000
		9,730,880
Health Care Equipment & Supplies–1.41%
Becton Dickinson & Co.	35,750	5,620,973
STERIS PLC	39,800	8,800,974
		14,421,947
Health Care Providers & Services–1.67%
Cencora, Inc.	21,450	6,738,303
Quest Diagnostics, Inc.	52,700	10,328,146
		17,066,449
LVIP Nomura Mid Cap Value Fund–1

LVIP Nomura Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–1.14%
Ventas, Inc.	142,700	$11,670,006
		11,670,006
Hotel & Resort REITs–0.78%
Host Hotels & Resorts, Inc.	415,400	7,959,064
		7,959,064
Hotels, Restaurants & Leisure–2.77%
Darden Restaurants, Inc.	39,320	7,708,293
Marriott International, Inc. Class A	50,090	16,382,936
Royal Caribbean Cruises Ltd.	15,600	4,292,808
		28,384,037
Household Durables–1.61%
DR Horton, Inc.	56,983	7,819,207
PulteGroup, Inc.	73,950	8,697,260
		16,516,467
Industrial REITs–0.73%
First Industrial Realty Trust, Inc.	128,950	7,459,758
		7,459,758
Insurance–6.47%
Allstate Corp.	49,600	10,284,064
Assurant, Inc.	50,650	11,032,077
Axis Capital Holdings Ltd.	111,250	11,281,862
Hartford Insurance Group, Inc.	79,900	10,804,877
Reinsurance Group of America, Inc.	55,450	11,320,672
Willis Towers Watson PLC	39,300	11,424,510
		66,148,062
IT Services–2.68%
†Akamai Technologies, Inc.	94,800	10,887,780
†Twilio, Inc. Class A	131,250	16,513,875
		27,401,655
Life Sciences Tools & Services–1.68%
Agilent Technologies, Inc.	104,450	11,905,211
†IQVIA Holdings, Inc.	31,250	5,329,375
		17,234,586
Machinery–5.20%
Dover Corp.	44,400	9,255,180
†Gates Industrial Corp. PLC	356,600	8,062,726
ITT, Inc.	87,450	16,661,848
Oshkosh Corp.	96,850	14,257,289
Parker-Hannifin Corp.	5,550	4,968,582
		53,205,625
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.57%
Omnicom Group, Inc.	77,142	$5,809,564
		5,809,564
Metals & Mining–1.24%
Reliance, Inc.	41,650	12,658,268
		12,658,268
Multi-Utilities–3.81%
CMS Energy Corp.	192,550	14,938,029
Public Service Enterprise Group, Inc.	133,600	10,814,920
WEC Energy Group, Inc.	114,400	13,244,088
		38,997,037
Oil, Gas & Consumable Fuels–8.31%
Cheniere Energy, Inc.	41,100	11,662,536
Coterra Energy, Inc.	414,300	14,558,502
Devon Energy Corp.	194,180	9,771,138
Expand Energy Corp.	123,200	13,524,896
Targa Resources Corp.	76,300	19,130,700
Valero Energy Corp.	66,450	16,418,466
		85,066,238
Paper & Forest Products–0.81%
Louisiana-Pacific Corp.	114,150	8,304,413
		8,304,413
Passenger Airlines–1.06%
Delta Air Lines, Inc.	163,650	10,879,452
		10,879,452
Professional Services–2.06%
†CACI International, Inc. Class A	26,400	14,358,168
KBR, Inc.	181,570	6,692,670
		21,050,838
Residential REITs–0.80%
American Homes 4 Rent Class A	293,920	8,206,246
		8,206,246
Retail REITs–1.46%
Kimco Realty Corp.	319,000	7,167,930
Realty Income Corp.	126,947	7,766,617
		14,934,547
Semiconductors & Semiconductor Equipment–2.45%
†ON Semiconductor Corp.	134,750	8,343,720
Teradyne, Inc.	56,400	16,720,344
		25,064,064
Specialized REITs–2.13%
Extra Space Storage, Inc.	38,068	4,991,857
LVIP Nomura Mid Cap Value Fund–2

LVIP Nomura Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	78,850	$8,053,739
VICI Properties, Inc.	320,460	8,754,967
		21,800,563
Specialty Retail–3.16%
†AutoZone, Inc.	2,600	8,782,228
Dick's Sporting Goods, Inc.	30,650	6,077,589
Ross Stores, Inc.	80,650	17,471,209
		32,331,026
Trading Companies & Distributors–2.19%
United Rentals, Inc.	15,350	11,183,396
WESCO International, Inc.	40,828	11,171,357
		22,354,753
Total Common Stock (Cost $573,718,535)		993,130,531

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	139,716	$139,716
Total Money Market Fund (Cost $139,716)		139,716

	Principal Amount°
SHORT-TERM INVESTMENT–1.70%
Discounted Commercial Paper–1.70%
≠Cargill, Inc. 3.68% 4/1/26	17,400,000	17,400,000
		17,400,000
Total Short-Term Investment (Cost $17,400,000)		17,400,000

TOTAL INVESTMENTS–98.79% (Cost $591,258,251)	1,010,670,247
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.21%	12,359,163
NET ASSETS APPLICABLE TO 21,658,832 SHARES OUTSTANDING–100.00%	$1,023,029,410

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Nomura Mid Cap Value Fund–3